Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company are parties to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Legal proceedings

On June 3, 2024, Zhibao China filed a lawsuit at the Shenzhen Futian District People’s Court against Taiping Insurance in connection with a breach of contract pursuant to the Third-Party Management Service Cooperation Agreements. In this lawsuit, Zhibao China requested Taiping Insurance to repay management service fees of RMB 11,053,754.69, together with a penalty of approximately RMB 99,740, as well as case acceptance fees and litigation preservation fees.On November 10, 2025, the Shenzhen Futian District People’s Court rendered its first-instance judgment ordering Taiping Insurance to pay Zhibao China management service fees of RMB 11,053,754.69 and overdue interest within ten days of the judgment’s effective date. Such interest is to be calculated (i) on RMB 7,683,325.10 from February 2, 2024 and (ii) on RMB 3,370,429.59 from August 14, 2024, in each case at the one-year Loan Prime Rate published by the National Interbank Funding Center until the date of actual payment.In April 2026, Taiping Insurance filed an appeal at the Shenzhen Intermediate People’s Court. As of the date of this annual report, the case is still pending.

On September 19, 2025, Ant Insurance Agency Co., Ltd. (“Ant Insurance”) filed a lawsuit at Hangzhou Xihu District People’s Court against Sunshine Insurance Brokers (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”) and Zhibao Technology Limited (“Zhibao China”), in connection with a contract dispute. In this lawsuit, Ant Insurance requested Sunshine Insurance Brokers to pay outstanding insurance agency fees of RMB 214,069, default damages of RMB 139,183 (calculated up to September 10, 2025, and continuing until full settlement at an annualized rate of 24%), and legal insurance fee/preservation fee of RMB 20,800, for a total claim amount of approximately RMB 374,052. Ant Insurance requested Zhibao Technology to bear joint liability for the aforementioned obligations of Sunshine Insurance Brokers. On September 10, 2026, the court rendered a judgment requiring Sunshine Insurance Brokers to pay agency fees of RMB 63,471. The Company decided not to appeal and accepted the first-instance judgment. Accordingly, the Company accrued a provision for loss contingencies of RMB 63,471 as of June 30, 2026.

On January 26, 2026, Lianren Healthcare Big Data Technology Co., Ltd. (“Lianren Healthcare”) filed a lawsuit at Shanghai Pudong New Area People’s Court against Sunshine Insurance Brokers, in connection with a contract dispute. In this lawsuit, Lianren Healthcare requested Sunshine Insurance Brokers to pay outstanding service fees of RMB 2,024,765, together with default damages for late payment of RMB 187,251 (calculated at 0.01% per day from July 22, 2023 to January 31, 2026). As of the date of this annual report, the case is still pending.

In May 2026, E.F. Hutton& Co. LLC filed a lawsuit against the Company in the U.S. District Court for the Southern District of New York, alleging breach of contract and seeking damages exceeding $800,000, exclusive of attorneys’ fees, interest, and costs. The Company denies the allegations and intends to defend itself vigorously in court. As of the date of this annual report, the case is still pending.

Except for the provision of RMB 63,471 accrued for the Ant Insurance lawsuit, as the other legal proceedings described above were still pending as of June 30, 2026, and the ultimate outcomes as well as the loss amounts cannot be reasonably estimated, no other provision for loss contingencies has been accrued by the Company.

Other than the above, the Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2025 and 2026.

Subsequent to June 30, 2026, in September 2026, Shanghai Anguo Insurance Agency Co., Ltd. (“Shanghai Anguo”) filed a lawsuit against Sunshine Insurance Brokers and Zhibao China regarding a cooperation contract dispute, claiming joint and several liability for service fees and liquidated damages of approximately RMB 7.32 million in total. As of the date of this annual report, the case is still pending, and settlement discussions are ongoing.